Parent Entity Financial Information (Tables)	12 Months Ended
Jun. 30, 2025
Parent Entity Financial Information [Abstract]
Schedule of Individual Financial Statements

The individual financial statements for the parent entity show the following aggregate amounts:

	2025 A$	2024 A$
Balance sheet
Current assets	8,999,353	14,724,947
Non-current assets	1,437,917	859,110
Total assets	10,437,270	15,584,057
Current liabilities	1,964,914	2,775,925
Non-current liabilities	94,577	141,510
Total liabilities	2,059,491	2,917,435

Shareholders’ equity
Share capital	88,872,756	88,504,043
Share-based payments reserve	1,526,386	3,059,321
Accumulated losses	(82,021,363)	(78,896,742)
	8,377,779	12,666,662
Loss for the year	5,132,279	6,899,593
Total comprehensive loss	5,132,279	6,899,593